Fair value disclosure of financial assets and liabilities (Details) (Recurring basis, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Carrying Amount
Balances of assets and liabilities measured at fair value on a recurring basis
Available-for-sale securities	$ 7	$ 7
Unrealized losses on derivatives	(804)	(81)
Stockholders' debentures	(1,653)	(1,336)
Fair value
Balances of assets and liabilities measured at fair value on a recurring basis
Available-for-sale securities	7	7
Unrealized losses on derivatives	(804)	(81)
Stockholders' debentures	(1,653)	(1,336)
Level 1
Balances of assets and liabilities measured at fair value on a recurring basis
Available-for-sale securities	7	7
Level 2
Balances of assets and liabilities measured at fair value on a recurring basis
Unrealized losses on derivatives	(804)	(81)
Stockholders' debentures	$ (1,653)	$ (1,336)